Defined benefit plans (Detail 5.2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Total gains / (losses) recognized in other comprehensive income, before tax	$ (73)	$ 2
Major plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	5,891	(846)
Return on plan assets excluding interest income	(4,782)	2,639
Asset ceiling effect excluding interest expense and foreign currency translation	(1,189)	(1,821)
Total gains / (losses) recognized in other comprehensive income, before tax	(80)	(28)
Major plans | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	7,183	1,267
Major plans | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	118	(318)
Major plans | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(800)	(194)
Major plans | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	4	5
Major plans | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	16	(71)
Major plans | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(631)	(1,535)
Swiss pension plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	4,151	(837)
Return on plan assets excluding interest income	(3,248)	2,322
Asset ceiling effect excluding interest expense and foreign currency translation	(1,189)	(1,821)
Total gains / (losses) recognized in other comprehensive income, before tax	(285)	(336)
Swiss pension plan | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	5,414	870
Swiss pension plan | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	0	0
Swiss pension plan | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(718)	(193)
Swiss pension plan | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	0	0
Swiss pension plan | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(33)	(50)
Swiss pension plan | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(512)	(1,464)
UK pension plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	1,474	(71)
Return on plan assets excluding interest income	(1,312)	277
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	162	207
UK pension plan | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	1,451	319
UK pension plan | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	123	(316)
UK pension plan | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	0	0
UK pension plan | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	5	9
UK pension plan | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	1	(23)
UK pension plan | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(107)	(59)
US and German pension plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	267	62
Return on plan assets excluding interest income	(223)	40
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	43	102
US and German pension plans | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	317	77
US and German pension plans | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(5)	(1)
US and German pension plans | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(82)	(1)
US and German pension plans | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(1)	(3)
US and German pension plans | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	48	2
US and German pension plans | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(11)	(12)
Remaining plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Total gains / (losses) recognized in other comprehensive income, before tax	7	30
UBS AG
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Total gains / (losses) recognized in other comprehensive income, before tax	40	133
UBS AG | Major plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	4,165	(498)
Return on plan assets excluding interest income	(3,476)	1,637
Asset ceiling effect excluding interest expense and foreign currency translation	(656)	(1,037)
Total gains / (losses) recognized in other comprehensive income, before tax	32	102
UBS AG | Major plans | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	4,846	890
UBS AG | Major plans | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	118	(318)
UBS AG | Major plans | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(490)	(110)
UBS AG | Major plans | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	4	5
UBS AG | Major plans | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	30	(47)
UBS AG | Major plans | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(344)	(919)
UBS AG | Swiss pension plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	2,424	(490)
Return on plan assets excluding interest income	(1,942)	1,319
Asset ceiling effect excluding interest expense and foreign currency translation	(656)	(1,037)
Total gains / (losses) recognized in other comprehensive income, before tax	(173)	(207)
UBS AG | Swiss pension plan | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	3,078	494
UBS AG | Swiss pension plan | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	0	0
UBS AG | Swiss pension plan | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(408)	(110)
UBS AG | Swiss pension plan | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	0	0
UBS AG | Swiss pension plan | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(19)	(26)
UBS AG | Swiss pension plan | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(226)	(848)
UBS AG | UK pension plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	1,474	(71)
Return on plan assets excluding interest income	(1,312)	277
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	162	207
UBS AG | UK pension plan | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	1,451	319
UBS AG | UK pension plan | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	123	(316)
UBS AG | UK pension plan | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	0	0
UBS AG | UK pension plan | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	5	9
UBS AG | UK pension plan | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	1	(23)
UBS AG | UK pension plan | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(107)	(59)
UBS AG | US and German pension plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	267	62
Return on plan assets excluding interest income	(223)	40
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	43	102
UBS AG | US and German pension plans | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	317	77
UBS AG | US and German pension plans | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(5)	(1)
UBS AG | US and German pension plans | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(82)	(1)
UBS AG | US and German pension plans | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(1)	(3)
UBS AG | US and German pension plans | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	48	2
UBS AG | US and German pension plans | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(11)	(12)
UBS AG | Remaining plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Total gains / (losses) recognized in other comprehensive income, before tax	$ 8	$ 31